Restatement of Previously Issued Financial Statements (Details 1) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2020	Sep. 30, 2020	Dec. 31, 2020
Transaction costs allocable to warrant liabilities		$ (187,916)
Change in fair value of warrant liabilities		279,026			(45,071)
Net loss		$ (534,344)			$ (109,449)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption		6,460,450			6,932,496
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption		$ 0.00			$ 0.06
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares		2,112,827			3,200,004
Basic and diluted net loss per share, Non-redeemable ordinary shares		$ (0.27)			$ (0.17)
As Reported [Member]
Transaction costs allocable to warrant liabilities
Change in fair value of warrant liabilities
Net loss	$ 372,169	$ (67,402)	$ 266,099	$ 192,245	$ (154,520)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	7,582,576	7,311,789	7,592,990	7,587,344	7,582,576
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption		$ 0.00			$ 0.06
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	2,534,578	1,942,559	2,539,511	2,545,156	2,549,822
Basic and diluted net loss per share, Non-redeemable ordinary shares	$ 0.04	$ (0.05)	$ (0.09)	$ (0.12)	$ (0.25)
Period Adjustment [Member]
Transaction costs allocable to warrant liabilities		$ (187,916)
Change in fair value of warrant liabilities	$ 4,369,637	(279,026)	$ 3,925,561	$ 1,885,154	$ 45,071
Net loss	$ 4,369,637	$ (466,942)	$ 3,925,561	$ 1,885,154	$ 45,071
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	(907,409)	(851,339)	(687,575)	(628,543)	(650,080)
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	907,409	170,268	687,575	628,543	650,182
Basic and diluted net loss per share, Non-redeemable ordinary shares	$ 1.23	$ (0.22)	$ 1.13	$ 0.47	$ 0.08
As Restated [Member]
Transaction costs allocable to warrant liabilities		$ (187,916)
Change in fair value of warrant liabilities	$ 4,369,637	(279,026)	$ 3,925,561	$ 1,885,154	$ 45,071
Net loss	$ 4,741,806	$ (534,344)	$ 4,191,660	$ 2,077,399	$ (109,449)
Basic and diluted weighted average shares outstanding, Class A ordinary shares subject to possible redemption	6,932,496	6,460,450	6,905,415	6,958,801	6,932,496
Basic and diluted net income per share, Class A ordinary shares subject to possible redemption		$ 0.00			$ 0.06
Basic and diluted weighted average shares outstanding, Non-redeemable ordinary shares	3,441,987	2,112,827	3,227,085	3,173,699	3,200,004
Basic and diluted net loss per share, Non-redeemable ordinary shares	$ 1.27	$ (0.27)	$ 1.22	$ 0.59	$ (0.17)